TIAA-CREF LIFE FUNDS

SUPPLEMENT NO. 3

dated October 1, 2008

to the May 1, 2008 Statement of Additional Information (SAI)

CHANGES TO TRUSTEE INFORMATION

The following information hereby replaces in its entirety the biographical information for Bridget Macaskill and James Poterba contained on page B-21 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
Bridget A. Macaskill c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Principal and Founder BAM Consulting LLC (since 2003); and Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000–2001); and Chief Executive Officer (1995-2001); President (1991–2000); and Chief Operating Officer (1989–1995) of that firm.	61	Director, Prudential plc; Scottish & Newcastle plc (brewer); and International Advisory Board, British-American Business Council
James M. Poterba c/o Office of the Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	President and CEO, National Bureau of Economic Research (since 2008); Head (2006-2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Mitsui Professor of Economics, MIT (since 1996); and Program Director, National Bureau of Economic Research (1990-2008).	61	Director, The Jeffrey Company and Jeflion Company (unregistered investment companies); and National Bureau of Economic Research

RESIGNATION OF OFFICER

Effective September 30, 2008, George W. Madison resigned from his position as Executive Vice President and General Counsel of the TIAA-CREF Life Funds (the “Funds”). Consequently, Mr. Madison should be removed from the list of officers on page B-22 of the SAI.

APPOINTMENT OF NEW OFFICER

Effective October 1, 2008, Jonathan Feigelson will be appointed as Senior Vice President and Acting General Counsel of the Funds. Below is the biographical information related to Mr. Feigelson that should be added to the list of officers beginning on page B-21 of the SAI.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jonathan Feigelson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/10/62	Senior Vice President and Acting General Counsel	One-year term. Senior Vice President and Acting General Counsel since October 2008.	Senior Vice President and Acting General Counsel of TIAA, CREF, TIAA Separate Account VA-1, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since October 2008); and Senior Vice President and Deputy General Counsel of TIAA (since August 2006).

A11707 (10/08)